Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The components of income tax expense for the year ended December 31, 2024 are as follows:

Year Ended December 31,
2024
Current
Federal	$—
State	41
Total income taxes	$41

Schedule of Statutory Federal Income Tax Rate Reconciliation

The following table represents a reconciliation of income tax expense (benefit) at the statutory federal income tax rate to the actual income tax expense from continuing operations:

	Year Ended December 31,
	2024		2023
	Amount	Tax Rate	Amount	Tax Rate
Loss before income taxes	$(101,454)		$(54,738)
Tax expense at statutory rate	(21,305)	21.0%	(11,495)	21.0%
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest	(1,478)	1.5	(225)	0.4
Change in fair value of warrant liabilities	—	—	70	(0.1)
Change in fair value of derivative liability	—	—	(955)	1.7
Change in preferred dividend	943	—	—	—
Change in prepaid expenses	(529)	—	—	—
Change in valuation allowance	(613)	0.6	952	(1.7)
Unrecognized benefit from LLC flow thru structure	21,269	(21.0)	11,667	(21.3)
State income taxes, net of federal income tax expense	41	—	—	—
Other adjustments, net	1,713	(1.7)	(14)	—
Income tax expense (benefit)	$41	0.4%	$—	—

Schedule of Deferred Tax Assets and Liabilities	The principal components of our net deferred tax assets were as follows:

	December 31,
	2024	2023
Deferred tax assets
Net operating loss carryforward	$2,631	$634
Interest Expense	987	558
Start Up Cost	638	679
Outside basis difference on investment in LGM Enterprises, LLC (a)	9,660	12,963
Warrant liability	443	—
Other, net	(139)	—
Total deferred tax assets	14,220	14,834
Valuation allowance	(14,220)	(14,834)
Net deferred tax assets	$—	$—
(a)
The Company's deferred tax asset for the investment in partnership relates to the excess outside tax basis over financial reporting outside basis in LGM Enterprises, LLC, which is treated as a partnership for U.S. federal income tax purposes.